March 2, 2015

VIA EDGAR

Securities and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549

Re:                             U.S. Global Investors Funds (the “Fund”)
Post-Effective Amendment No 121 under the Securities Act of 1933 and Amendment No. 121 under the Investment Company Act of 1940
File Nos. 02-35439 and 811-1800

To the Commission:

The Fund is transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Fund’s Post-Effective Amendment No. 121 under the 1933 Act to its Registration Statement on Form N-1A (Amendment No. 121 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act for the purpose of updating the Global Resources Fund’s prospectus and statement of additional information to reflect the change in the benchmark used to calculate its performance fee adjustment.  This Amendment is intended to become effective on May 1, 2015.

If you have any questions or comments concerning this filing, please contact me at (210) 308-1231.

Very truly yours,

/s/James L. Love

James L. Love
Chief Compliance Officer/Deputy General Counsel
U.S. Global Investors Funds